Income Taxes (Details) - Schedule of deferred income tax basis of assets and liabilities - Manscaped Holdings, LLC [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating losses	$ 40
Accrued liabilities	240	365
Inventory capitalization	894	199
Accrued compensation	249	119
Reserve liabilities	714	314
Deferred revenue	135	66
Deferred rent	404	136
Disallowed interest	75
Other	124	4
Total deferred tax assets	2,875	1,203
Less: valuation allowance	(2,607)	(1,163)
Total deferred tax assets, net of valuation allowance	267	40
Deferred tax liabilities:
Property and equipment	(267)	(40)
Total deferred tax liabilities	(267)	(40)
Net deferred taxes